Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2023
Long-Term Investments and Receivables, Net [Abstract]
Long-Term Bank Deposits And Other Receivables	LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES
The following table presents the components of long-term bank deposits and other receivables as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Premises evacuation building input index receivable(1)	$55,747	$57,447
Derivative financial instruments(2)	14,279	36,572
Prepaid expenses for land rights	—	2,328
Long term balances of Non-qualified deferred compensation plan (3)	10,492	9,183
Deposits with banks and other long-term receivables	7,130	6,995
	$87,648	$112,525

(1)    During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive building inputs index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value (see Note 1D(4)).

(2)    Derivative financial instruments related to long term projects.

(3)    Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $10,492 and $9,183 as of December 31, 2023 and 2022, respectively (see Note 17).